Subsequent Events (Tables)	3 Months Ended
Mar. 31, 2017
Subsequent Events [Abstract]
Pro forma summary balance sheet data
The following table presents our pro forma summary balance sheet data as of March 31, 2017 reflecting adjustments for the Armistice Securities Purchase Agreement and receipt of the proceeds therefrom:

	As of March 31, 2017
	Actual	Pro forma
	(unaudited)	(unaudited)
Cash and cash equivalents	$3,001,553	$7,651,553
Total assets	3,560,770	8,210,771
Total liabilities	3,986,528	3,986,528
Preferred stock	—	4
Common stock	10,901	13,247
Additional paid in capital	71,559,062	76,206,712
Accumulated deficit	(71,995,721)	(71,995,721)
Total stockholders' equity	(425,758)	4,224,242